Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended
	Nov. 15, 2019	Nov. 14, 2019	Nov. 18, 2019	Oct. 18, 2019	May 28, 2019	Jan. 29, 2018	Jan. 26, 2018	Aug. 31, 2014
Subsequent Event [Line Items]
Maximum Offering Amount				$ 120.0			$ 120.0
Revolving credit facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 85.0	$ 85.0		$ 85.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum Offering Amount				$ 120.0
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3.6
Partners' Capital Account, Units, Sale of Units			325,469
Average Gross Sales Price Per Share			$ 27.02
Proceeds from Issuance of Preferred Limited Partners Units			$ 8.6
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid		$ 15.0